Investment Securities (Details) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Available for sale [Abstract]
Amortized cost			$ 73,065,798	$ 47,906,271	$ 58,207,818
Unrealized gains			1,615,742	1,709,507	1,978,933
Unrealized losses			398,613	518,903	384,831
Fair value			74,282,927	49,096,875	59,801,920
Held to maturity [Abstract]
Amortized cost			65,792,282	60,624,239	32,303,572
Unrealized gains			141,798	265,987	204,032
Unrealized losses			2,805	23,923	15,785
Fair value			65,931,275	60,866,303	32,491,819
Securities in continuous unrealized loss position, Fair value [Abstract]
Less than 12 months, Fair value			15,230,748
12 months or more, Fair value			726,565
Fair value, total			15,957,313
Securities in continuous unrealized Loss position, Aggregate Losses [Abstract]
Less than 12 months, Unrealized losses			14,990
12 months or more, Unrealized losses			386,428
Unrealized losses, total			401,418
Other than temporary impairment expense on equity holdings	31,904			188,994
Loss (gain) on disposition of investment securities		4,026	4,026	0	0
Other than temporary impairment related to failed investment				110,994
Available for sale, Amortized cost [Abstract]
Within one year			41,027,015	32,099,999	35,163,533
After one year through five years			28,474,650	12,206,498	19,355,802
After ten years			1,997,220	1,996,931	1,996,642
Available for sale, Amortized cost			71,498,885	46,303,428	56,515,977
Available for sale, Fair value [Abstract]
Within one year			41,048,970	32,167,588	35,292,775
After one year through five years			28,519,007	12,288,356	19,481,248
After ten years			3,008,800	2,995,400	2,691,562
Available for sale, Fair value			72,576,777	47,451,344	57,465,585
Held to maturity, Amortized cost [Abstract]
Within one year			30,318,940	27,304,678	8,758,541
After one year through five years			35,473,342	33,319,561	23,545,031
Held to maturity, Amortized cost			65,792,282	60,624,239	32,303,572
Held to maturity, Fair value [Abstract]
Within one year			30,346,374	27,382,951	8,789,063
After one year through five years			35,584,901	33,483,352	23,702,756
Held to maturity, Fair value			65,931,275	60,866,303	32,491,819
Pledged securities, Amortized cost			24,796,570	22,739,753	26,567,879
Pledged securities, Fair value			24,894,038	22,905,072	27,558,868
U.S. Treasury [Member]
Available for sale [Abstract]
Amortized cost			71,098,759	46,013,913	56,150,205
Unrealized gains			1,078,755	1,149,257	966,157
Unrealized losses			4,174	4,231	16,871
Fair value			72,173,340	47,158,939	57,099,491
Held to maturity [Abstract]
Amortized cost			51,979,332	44,993,821	19,487,287
Unrealized gains			126,149	246,352	178,407
Unrealized losses			661	5,402	5,147
Fair value			52,104,820	45,234,771	19,660,547
Securities in continuous unrealized loss position, Fair value [Abstract]
Less than 12 months, Fair value			12,977,100
12 months or more, Fair value			0
Fair value, total			12,977,100
Securities in continuous unrealized Loss position, Aggregate Losses [Abstract]
Less than 12 months, Unrealized losses			4,835
12 months or more, Unrealized losses			0
Unrealized losses, total			4,835
U.S. Government Agency [Member]
Held to maturity [Abstract]
Amortized cost			9,000,000	9,500,004	7,002,448
Unrealized gains			3,600	1,556	13,646
Unrealized losses			1,800	16,310	6,850
Fair value			9,001,800	9,485,250	7,009,244
Securities in continuous unrealized loss position, Fair value [Abstract]
Less than 12 months, Fair value			998,200
12 months or more, Fair value			0
Fair value, total			998,200
Securities in continuous unrealized Loss position, Aggregate Losses [Abstract]
Less than 12 months, Unrealized losses			1,800
12 months or more, Unrealized losses			0
Unrealized losses, total			1,800
State and Municipal [Member]
Available for sale [Abstract]
Amortized cost			400,126	289,515	365,772
Unrealized gains			4,155	2,890	4,031
Unrealized losses			844	0	3,709
Fair value			403,437	292,405	366,094
Held to maturity [Abstract]
Amortized cost			4,812,950	6,130,414	5,813,837
Unrealized gains			12,049	18,079	11,979
Unrealized losses			344	2,211	3,788
Fair value			4,824,655	6,146,282	5,822,028
Securities in continuous unrealized loss position, Fair value [Abstract]
Less than 12 months, Fair value			1,243,020
12 months or more, Fair value			0
Fair value, total			1,243,020
Securities in continuous unrealized Loss position, Aggregate Losses [Abstract]
Less than 12 months, Unrealized losses			1,187
12 months or more, Unrealized losses			0
Unrealized losses, total			1,187
Equity [Member]
Available for sale [Abstract]
Amortized cost			1,566,913	1,602,843	1,691,841
Unrealized gains			532,832	557,360	1,008,745
Unrealized losses			393,595	514,672	364,251
Fair value			1,706,150	1,645,531	2,336,335
Securities in continuous unrealized loss position, Fair value [Abstract]
Less than 12 months, Fair value			12,428
12 months or more, Fair value			726,565
Fair value, total			738,993
Securities in continuous unrealized Loss position, Aggregate Losses [Abstract]
Less than 12 months, Unrealized losses			7,168
12 months or more, Unrealized losses			386,428
Unrealized losses, total			$ 393,596